December 13, 2013

Dreyfus Cash Management

Dreyfus Government Cash Management Funds

- Dreyfus Government Cash Management

- Dreyfus Government Prime Cash Management

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

Dreyfus Tax Exempt Cash Management Funds

- Dreyfus California AMT-Free Municipal Cash Management

- Dreyfus New York AMT-Free Municipal Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Supplement to Statement of Additional Information

dated June 1, 2013

The following changes will take effect as of January 13, 2014

The following supplements and supersedes any contrary information in "Investments, Investment Techniques and Risks":

Fund	U.S. Government Securities[1]	Repurchase Agreements[2]	Bank Obligations[3]	Participation Interests	Floating and Variable Rate Obligations
Dreyfus Cash Management	✓	✓	✓	✓ (municipal securities only)	✓
Dreyfus Government Cash Management	✓	✓			✓
Dreyfus Government Prime Cash Management	✓				✓
Dreyfus Treasury & Agency Cash Management	✓	✓			✓
Dreyfus Treasury Prime Cash Management	✓				✓

[1]       Dreyfus Treasury & Agency Cash Management may invest only in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities supported by the full faith and credit of the U.S. Treasury.

        Dreyfus Treasury Prime Cash Management may invest in U.S. Treasury securities only.

        For Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York AMT-Free Municipal Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, see the definition of Money Fund Taxable Investments following this chart.

[2]       Dreyfus Cash Management may engage in repurchase agreement transactions that are collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade quality ("credit collateral").  Repurchase agreement transactions engaged in by Dreyfus Treasury & Agency Cash Management will be collateralized only by U.S. Treasury securities and securities issued by the GNMA.

[3]       For Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York AMT-Free Municipal Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, see the definition of Money Fund Taxable Investments following this chart.

Normally, Dreyfus Cash Management invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Fund	Asset-Backed Securities	Commercial Paper	Investment Companies	Municipal Securities [4]	Foreign Securities
Dreyfus Cash Management	✓	✓	✓	✓ (up to 25% of assets)	✓
Dreyfus New York Municipal Cash Management				✓

Fund	Illiquid Securities	Borrowing Money [5]	Reverse Repurchase Agreements	Forward Commitments	Interfund Borrowing and Lending Program	Lending Portfolio Securities [6]
Dreyfus Cash Management	✓	✓	✓	✓	✓
Dreyfus Government Cash Management	✓	✓	✓	✓	✓	✓ [7]
Dreyfus Treasury & Agency Cash Management	✓	✓	✓	✓	✓

[4]    Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management may invest without limitation, and Dreyfus Tax Exempt Cash Management may invest up to 20% of its assets, in Municipal Obligations, including certain private activity bonds, the income from which is subject to the AMT, if the Adviser determines that their purchase is consistent with the fund's investment objective.  Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management will not purchase Municipal Obligations the income from which is subject to the AMT.  If New York Municipal Obligations are at any time unavailable for investment by Dreyfus New York AMT-Free Municipal Cash Management or Dreyfus New York Municipal Cash Management, or, if California Municipal Obligations are at any time unavailable for investment by Dreyfus California AMT-Free Municipal Cash Management, the fund will invest temporarily in other Municipal Obligations.

Each of Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York AMT-Free Municipal Cash Management, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two Rating Agencies (or one Rating Agency if the instrument was rated by only one Rating Agency) or, if unrated, are of comparable quality as determined in accordance with procedures established by the board.

[5]    Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus New York AMT-Free Municipal Cash Management, Dreyfus New York Municipal Cash Management  and Dreyfus Treasury & Agency Cash Management each currently intends to borrow money for temporary or emergency (not leveraging) purposes.

[6]    Other than pursuant to the Interfund Borrowing and Lending Program.

[7]  For Dreyfus Government Cash Management, loans of portfolio securities may not exceed 20% of the value of the fund's total assets (including the value of all assets received as collateral for the loan).